Sales - Other assets - Components (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales
Advances and down payments	€ 177	€ 147	€ 116
Submarine cable consortiums	230	194	258
Security deposits paid	96	105	93
Orange Money - isolation of electronic money	1,242	1,030	825
Others	688	654	545
Total	€ 2,433	€ 2,130	€ 1,837	€ 1,383